Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Proceeds on account of convertible options		Controlling shareholders		Transactions with non-controlling interests		Transactions Share-based payment		Hedge Reserve		Translation reserve from foreign operation		Translation reserve from currency Presentation		Accumulated loss		Total attributable to the owners of the company		Non-controlling interests		Total
Balance at Dec. 31, 2019	$ 2,031	$ 273,939	$ 197		$ 5,378	[1]	$ (3,939)	[2]	$ 9,477	[3]	$ (5,069)	[4]	$ (1,161)	[5]	$ 13,410	[6]	$ 689		$ 294,952		$ 93,358		$ 388,310
Profit (loss) for the year	0	0	0		0	[7]	0	[8]	0	[9]	0	[10]	0	[11]	0	[12]	(43,869)		(43,869)		2,834		(41,035)
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0		0	[13]	0	[14]	0	[15]	(3,256)	[16]	0	[17]	0	[18]	0		(3,256)		(1,294)		(4,550)
Exchange differences due to translation of foreign operations	0	0	0		0	[19]	0	[20]	0	[21]	0	[22]	(1,189)	[23]	0	[24]	0		(1,189)		470		(719)
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0		0	[25]	0	[26]	0	[27]	0	[28]	0	[29]	23,670	[30]	0		23,670		10,064		33,734
Total other comprehensive income (loss) for the year	0	0	0		0	[31]	0	[32],[33]	0	[34]	(3,256)	[35]	(1,189)	[36]	23,670	[37]	0		19,225		9,240		28,465
Total comprehensive profit (loss) for the year	0	0	0		0	[38]	0	[39],[40]	0	[41]	(3,256)	[42]	(1,189)	[43]	23,670		(43,869)		(24,644)		12,074		(12,570)
Share-based payment	0	0	0	[44]	0	[45]	0	[46]	4,138	[47]	0	[48]	0	[49]	0	[50]	0		4,138		0		4,138
Issuance of shares, net	188	106,315	0		0		0		0		0	[51]	0		0	[52]	0		106,503		0		106,503
Issuance of convertible debentures	1	275	(197)		0		0		0		0		0		0	[53]	0		79		0		79
Exercise of share options	19	0	0		0		0		0		0	[54]	0		0	[55]	0		19		0		19
Sale of rights in consolidated entities to non-controlling interests	0	0	0		0		(15,493)		0		0	[56]	0		0		0		(15,493)		49,782		34,289
Dividends and distributions by subsidiaries to non-controlling interest	0	0	0		0		0		0		0	[57]	0		0	[58]	0		0		(8,362)		(8,362)
Increase (decrease) in equity	208	106,590	(197)		0		(15,493)		4,138		0		0		0		0		95,246		41,420		136,666
Balance at Dec. 31, 2020	2,239	380,529	0		5,378	[59]	(19,432)	[60],[61]	13,615	[62],[63]	(8,325)	[64],[65]	(2,350)	[66]	37,080	[67]	(43,180)		365,554		146,852		512,406
Profit (loss) for the year	0	0	0		0	[68]	0	[69]	0	[70]	0	[71]	0	[72]	0	[73]	11,217		11,217		10,458		21,675
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0		0	[74]	0	[75]	0	[76]	(6,223)	[77]	0	[78]	0	[79]	0		(6,223)		(2,945)		(9,168)
Exchange differences due to translation of foreign operations	0	0	0		0	[80]	0	[81]	0	[82]	(0)	[83]	(52,610)	[84]	0		0		(52,610)		(14,695)		(67,305)
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0		0	[85]	0	[86]	0	[87]	0	[88]	0	[89]	21,868	[90]	0		21,868		7,642		29,510
Total other comprehensive income (loss) for the year	0	0	0		0				0	[91]	(6,223)	[92]	(52,610)	[93]	21,868		0		(36,965)		(9,998)		(46,963)
Total comprehensive profit (loss) for the year	0	0	0						0	[94]	(6,223)	[95]	(52,610)	[96]	21,868		11,217		(25,748)		460		(25,288)
Share-based payment	0	0	0		0		0		6,485	[97]	0	[98]	0	[99]	0		0		6,485		0		6,485
Issuance of shares, net	284	175,632			0		0	[100]	0	[101]	0	[102]	0		0		0		175,916		0		175,916
Issuance of convertible debentures	0	0	10,405		0	[103]	0	[104]	0	[105]	0	[106]	0	[107]	0		0		10,405		0		10,405
Exercise of share options	26		0		0	[108]	0		0	[109]	0	[110]	0	[111]	0		0		26		0		26
Initial consolidation of Bjorn	0	0	0		0	[112]	0	[113]	0	[114]	0		0		0		0				22,726		22,726
Investment by non- controlling interest in subsidiaries	0	0	0		0	[115]	0	[116]	0	[117]	0	[118]	0		0		0		0		56,998		56,998
Dividends and distributions by subsidiaries to non-controlling interest	0	0	0		0	[119]	0	[120]	0	[121]	0	[122]	0		0		0		0		(2,293)		(2,293)
Increase (decrease) in equity	310	175,632	10,405		0	[123]	0	[124]	6,485	[125]	0	[126]					0		192,832		77,431		270,263
Balance at Dec. 31, 2021	2,549	556,161	10,405		5,378	[127],[128]	(19,432)	[129],[130]	20,100	[131],[132]	(14,548)	[133],[134]	(54,960)	[135]	58,948	[136],[137]	(31,963)	[138]	532,638	[139]	224,743	[140]	757,381	[141]
Profit (loss) for the year	0	0	0		0	[142]			0	[143]	0	[144]	0	[145]	0	[146]	24,749		24,749		13,364		38,113
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0		0	[147]	0	[148]	0	[149]	35,382	[150]	0	[151]	0	[152]	0		35,382		24,510		59,892
Exchange differences due to translation of foreign operations	0	0	0		0	[153]	0	[154]	0	[155]	0	[156]	69,735	[157]	0	[158]	0		69,735		8,442		78,177
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0		0	[159]	0	[160]	0	[161]	0	[162]	0	[163]	(84,007)	[164]	0		(84,007)		(28,151)		(112,158)
Total other comprehensive income (loss) for the year	0	0	0		0	[165]	0	[166]	0	[167]	35,382	[168]	69,735	[169]	(84,007)	[170]	0		21,110		4,801		25,911
Total comprehensive profit (loss) for the year	0	0	0		0	[171]	0	[172]	0	[173]	35,382	[174]	69,735	[175]	(84,007)	[176]	24,749		45,859		18,165		64,024
Share-based payment	0	0	0		0	[177]	0	[178]	13,909	[179]	0	[180]	0	[181]	0	[182]	0		13,909		0		13,909
Issuance of shares, net	270	206,355			0		0		0		0		0		0		0		206,625		0		206,625
Issuance of convertible debentures	0	0	5,091		0		0		0		0		0		0		0		5,091		0		5,091
Exercise of share options	8	0	0		0	[183]	0	[184]	0	[185]	0	[186]	0	[187]	0	[188]	0		8		0		8
Changes in ownership interest without loss of control	0	0	0		0	[189]	28	[190]	0	[191]	(64)	[192]	0	[193]	0	[194]	0		(36)		5,247		5,211
Dividends and distributions by subsidiaries to non-controlling interest	0	0	0		0	[195]	0	[196]	0	[197]	0	[198]	0	[199]	0	[200]	0		0		(3,392)		(3,392)
Investment in consolidated entity	0	0	0		0	[201]	0	[202]	0	[203]	0	[204]	0	[205]	0	[206]	0		0		1,177		1,177
Increase (decrease) in equity	278	206,355	5,091		0	[207]	28	[208]	13,909	[209]	(64)	[210]	0	[211]	0	[212]	0		225,597		3,032		228,629
Balance at Dec. 31, 2022	$ 2,827	$ 762,516	$ 15,496		$ 5,378		$ (19,404)		$ 34,009	[213]	$ 20,770	[214]	$ 14,775	[215]	$ (25,059)	[216]	$ (7,214)		$ 804,094		$ 245,940		$ 1,050,034

[1]	Total Capital reserves of 25,966 (USD in thousands)
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[32]	Total Capital reserves of (4,514) (USD in thousands)
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